Realized gains and losses on investments securities available-for-sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 8,514	$ 3,768	$ 184,705
Available-for-sale Securities, Gross Realized Losses	(130)	(6)	(361)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 8,384	$ 3,762	$ 184,344